PREPAYMENTS AND OTHER ASSETS - Schedule of Prepayments and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current portion:
Prepayments to suppliers	¥ 185,810	$ 26,570	¥ 149,654
Contract costs	151,946	21,728	136,222
Contract assets, net	644,024	92,094	640,074
VAT prepayments	1,415,187	202,369	1,119,935
Interest receivable	8,207	1,174	948
Individual income tax receivable	24,799	3,546	64,943
Others	162,341	23,214	121,298
Total	2,592,314	370,695	2,233,074
Non-current portion:
Prepayments for electronic equipment	42,359	6,057	415,462
Others	97,477	13,939	34,521
Total	¥ 139,836	$ 19,996	¥ 449,983